VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Current assets
Cash and cash equivalents	$ 2,743	$ 4,166	$ 6,132	$ 6,439
Accounts and Notes Receivable, net of allowance	4,428	4,810
Unbilled revenue	0	4,975
Amounts due from related companies	5,739	2,216
Inventories	166	2,142
Other receivables and prepayments	152	1,084
Total Current Assets	7,489	17,177
Non-current assets
Property and equipment, net	11,895	12,890
Intangible assets	571	611
Total Assets	25,694	32,894
Current liabilities
Accounts payable	2,067	1,867
Advances from customers	392	8,365
Other payables and accruals	155	171
Taxes payable	1,551	1,273
Dividend payable	812	840
Total Current Liabilities	4,977	12,518
Revenue	8,819	6,186	11,562
Net Income/(loss)	1,027	(1)	(5,133)
Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Cash and cash equivalents	1,653	2,556
Accounts and Notes Receivable, net of allowance	4,426	4,810
Unbilled revenue	0	4,975
Amounts due from related companies	5,739	2,216
Inventories	166	2,142
Other receivables and prepayments	152	1,084
Total Current Assets	12,136	17,783
Non-current assets
Property and equipment, net	11,895	12,890
Intangible assets	571	611
Total Assets	24,602	31,284
Current liabilities
Accounts payable	2,067	1,867
Advances from customers	392	8,365
Other payables and accruals	56	14,347
Taxes payable	1,551	1,273
Amounts due to related party	0	2
Dividend payable	812	840
Total Current Liabilities	4,877	26,694
Total Liabilities	4,877	26,694
Revenue	8,819	6,186	11,562
Net Income/(loss)	$ 1,527	$ 505	$ (7,572)